Consolidated Statements of Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Product and service revenues	$ 69,731	$ 102,368
Cost of product and service revenues	91,713	124,199
Gross margin	(21,982)	(21,831)
Operating expenses:
Research and product development	94,494	98,306
General and administrative	23,516	23,874
Sales and marketing	13,502	15,110
Other expense	29,806	3,783
Total operating expenses	161,318	141,073
Results from operating activities	(183,300)	(162,904)
Finance income and other	18,933	31,055
Finance expense	(2,146)	(1,105)
Net finance income	16,787	29,950
Equity in loss of investment in joint venture and associates	(4,941)	(10,131)
Impairment charges on property, plant and equipment	(111,020)	(967)
Impairment charges on intangible assets	(658)	0
Impairment charges on goodwill	(40,277)	0
Loss before income taxes	(323,409)	(144,052)
Income tax expense	(121)	(158)
Net loss from continued operations	(323,530)	(144,210)
Net loss from discontinued operations	(715)	(33,506)
Net loss	(324,245)	(177,716)
Items that will not be reclassified to profit or loss:
Actuarial gain on defined benefit plans	913	970
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(1,803)	(1,472)
Other comprehensive loss, net of tax	(890)	(502)
Total comprehensive loss	$ (325,135)	$ (178,218)
Basic and diluted loss per share
Continued operations, basic (in USD per share)	$ (1.08)	$ (0.48)
Continued operations, diluted (in USD per share)	(1.08)	(0.48)
Discontinued operations, basic (in USD per share)	0	(0.11)
Discontinued operations, diluted (in USD per share)	0	(0.11)
Loss per share for the period, basic (in USD per share)	(1.08)	(0.59)
Loss per share for the period, diluted (in USD per share)	$ (1.08)	$ (0.59)
Weighted average number of common shares outstanding (shares)	299,310,384	298,661,041